REINSURANCE (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Reinsurance
Reinsurance receivables	$ 5,645,471	$ 5,608,029
Security Life of Denver Insurance Co.
Reinsurance
Reinsurance receivables	626,400	609,100
Swiss Re Life & Health America, Inc.
Reinsurance
Reinsurance receivables	624,400	612,300
Lincoln National Life Insurance Co.
Reinsurance
Reinsurance receivables	479,400	460,700
Transamerica Life Insurance Co.
Reinsurance
Reinsurance receivables	392,900	428,000
American United Life Insurance Co.
Reinsurance
Reinsurance receivables	325,100	324,500
Employers Reassurance Corp.
Reinsurance
Reinsurance receivables	290,200	302,800
RGA Reinsurance Co.
Reinsurance
Reinsurance receivables	228,200	221,200
The Canada Life Assurance Company
Reinsurance
Reinsurance receivables	219,100	216,400
XL Life Ltd.
Reinsurance
Reinsurance receivables	183,000	180,400
Scottish Re (U.S.), Inc.
Reinsurance
Reinsurance receivables	$ 179,900	$ 197,500